Financial risk management - Schedule of Balances Held at the End of Year with an Analysis which Assesses Impact on Profit and Loss Due to Change in Exchange Rate (Details)
€ in Thousands, £ in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2025 CHF (SFr)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 AUD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 CHF (SFr)	Jun. 30, 2024 SGD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 AUD ($)	Jun. 30, 2024 GBP (£)
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	$ 179,101	$ 87,028
Profit (loss)	(102,142)	(87,956)	$ (81,889)
+20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit (loss)	(589)	(228)
-20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit (loss)	589	228
Bank accounts | USD | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	95	819
Bank accounts | USD | +20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit (loss)	19	164
Bank accounts | USD | -20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit (loss)	(19)	(164)
Bank accounts | CHF | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held | SFr				SFr 93					SFr 96
Bank accounts | CHF | +20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit (loss)	23	21
Bank accounts | CHF | -20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit (loss)	(23)	(21)
Bank accounts | SGD | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held					$ 236					$ 62
Bank accounts | SGD | +20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit (loss)	37	9
Bank accounts | SGD | -20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit (loss)	(37)	(9)
Bank accounts | EUR | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held | €						€ 29					€ 151
Bank accounts | EUR | +20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit (loss)	7	32
Bank accounts | EUR | -20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit (loss)	(7)	(32)
Trade and other receivables | USD | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	48	400
Trade and other receivables | USD | +20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit (loss)	10	80
Trade and other receivables | USD | -20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit (loss)	(10)	(80)
Trade and other receivables | CHF | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held | SFr				4					4
Trade and other receivables | CHF | +20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit (loss)	1	1
Trade and other receivables | CHF | -20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit (loss)	(1)	(1)
Trade and other receivables | SGD | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held					191					396
Trade and other receivables | SGD | +20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit (loss)	30	58
Trade and other receivables | SGD | -20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit (loss)	(30)	(58)
Trade and other receivables | EUR | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held | €						€ 101					175
Trade and other receivables | EUR | +20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit (loss)	24	37
Trade and other receivables | EUR | -20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit (loss)	(24)	(37)
Trade payables and accruals | USD | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	(1,376)	(1,024)
Trade payables and accruals | USD | +20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit (loss)	(275)	(204)
Trade payables and accruals | USD | -20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit (loss)	275	204
Trade payables and accruals | CHF | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held | SFr				SFr (61)					SFr (19)
Trade payables and accruals | CHF | +20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit (loss)	(15)	(4)
Trade payables and accruals | CHF | -20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit (loss)	15	4
Trade payables and accruals | SGD | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held					$ (177)					$ (217)
Trade payables and accruals | SGD | +20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit (loss)	(28)	(32)
Trade payables and accruals | SGD | -20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit (loss)	28	32
Trade payables and accruals | EUR | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held | €											€ (36)
Trade payables and accruals | EUR | +20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit (loss)		(8)
Trade payables and accruals | EUR | -20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit (loss)		8
Trade payables and accruals | AUD | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held							$ (458)					$ (130)
Trade payables and accruals | AUD | +20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit (loss)	(60)	(17)
Trade payables and accruals | AUD | -20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit (loss)	60	17
Trade payables and accruals | GBP | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held | £								£ (42)					£ (60)
Trade payables and accruals | GBP | +20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit (loss)	(12)	(15)
Trade payables and accruals | GBP | -20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit (loss)	12	15
Provisions | USD | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	(1,750)	(1,750)
Provisions | USD | +20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit (loss)	(350)	(350)
Provisions | USD | -20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit (loss)	$ 350	$ 350